TETON Westwood SmallCap Equity Fund

Schedule of Investments — December 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.7%
	Aerospace — 0.6%
3,600	Hexcel Corp.	$263,916

	Automotive — 2.9%
14,100	Rush Enterprises Inc., Cl. A	655,650
11,300	Winnebago Industries Inc.	598,674

		1,254,324

	Aviation: Parts and Services — 0.9%
8,000	AAR Corp.	360,800

	Banking — 23.5%
22,600	Atlantic Capital Bancshares Inc.†	414,710
9,433	Atlantic Union Bankshares Corp.	354,209
15,600	Banc of California Inc.	268,008
13,200	BankUnited Inc.	482,592
5,900	Berkshire Hills Bancorp Inc.	193,992
21,662	Cadence BanCorp	392,732
13,400	CenterState Bank Corp.	334,732
8,400	Columbia Banking System Inc.	341,754
3,200	Financial Institutions Inc.	102,720
34,400	First Foundation Inc.	598,560
10,200	Flushing Financial Corp.	220,371
9,300	Glacier Bancorp Inc.	427,707
20,100	Heritage Commerce Corp.	257,883
52,050	Investors Bancorp Inc.	620,176
6,500	Live Oak Bancshares Inc.	123,565
15,450	OceanFirst Financial Corp.	394,593
17,350	OFG Bancorp	409,633
17,000	PCSB Financial Corp.	344,250
6,283	Prosperity Bancshares Inc.	451,685
29,206	Sterling Bancorp	615,662
22,200	TrustCo Bank Corp.	192,474
19,050	Umpqua Holdings Corp.	337,185
37,720	Valley National Bancorp	431,894
33,200	Veritex Holdings Inc.	967,116
14,000	Washington Federal Inc.	513,100
4,700	Washington Trust Bancorp Inc.	252,813

		10,044,116

	Broadcasting — 0.8%
11,800	Chicken Soup For The Soul Entertainment Inc.†	94,400
17,600	Hemisphere Media Group Inc.†	261,360

		355,760

	Building and Construction — 2.1%
6,300	EMCOR Group Inc.	543,690
10,900	MYR Group Inc.†	355,231

		898,921

	Business Services — 4.3%
21,000	ABM Industries Inc.	791,910
4,850	FTI Consulting Inc.†	536,701
6,600	McGrath RentCorp	505,164

		1,833,775

	Communications — 1.2%
16,100	Meredith Corp.	522,767

	Communications Equipment — 5.5%
94,500	Extreme Networks Inc.†	696,465
122,800	Infinera Corp.†	975,032
5,722	Lumentum Holdings Inc.†	453,755
15,500	Switch Inc., Cl. A	229,710

		2,354,962

	Computer Software and Services — 8.0%
8,300	Bottomline Technologies DE Inc.†	444,880
31,300	Cloudera Inc.†	364,019
8,600	ForeScout Technologies Inc.†	282,080
5,900	LogMeIn Inc.	505,866

Shares		Market Value

44,000	NetScout Systems Inc.†	$1,059,080
15,600	Progress Software Corp.	648,180
4,800	Teradata Corp.†	128,496

		3,432,601

	Consumer Products — 2.5%
21,900	Hanesbrands Inc.	325,215
3,600	iRobot Corp.†	182,268
7,300	Oxford Industries Inc.	550,566

		1,058,049

	Diversified Industrial — 1.8%
3,900	Fabrinet†	252,876
24,300	Steelcase Inc., Cl. A	497,178

		750,054

	Electronics — 5.2%
13,300	Advanced Energy Industries Inc.†	946,960
7,500	FARO Technologies Inc.†	377,625
14,100	Plantronics Inc.	385,494
25,700	TTM Technologies Inc.†	386,785
900	Woodward Inc.	106,596

		2,203,460

	Energy and Utilities — 8.5%
10,800	Apergy Corp.†	364,824
55,200	Centennial Resource Development Inc., Cl. A†	255,024
41,200	Magnolia Oil & Gas Corp., Cl. A†	518,296
24,200	Matador Resources Co.†	434,874
23,700	Oceaneering International Inc.†	353,367
34,500	Parsley Energy Inc., Cl. A	652,395
94,200	Patterson-UTI Energy Inc.	989,100
2,100	Penn Virginia Corp.†	63,735

		3,631,615

	Environmental Control — 1.0%
22,600	Evoqua Water Technologies Corp.†	428,270

	Equipment and Supplies — 1.2%
11,300	CIRCOR International Inc.†	522,512

	Financial Services — 3.4%
3,703	Brookfield Asset Management Inc., Cl. A	214,033
16,600	Brown & Brown Inc.	655,368
11,800	Coastal Financial Corp.†	194,346
6,500	Stifel Financial Corp.	394,225

		1,457,972

	Health Care — 6.1%
2,700	AMN Healthcare Services Inc.†	168,237
1,780	ICU Medical Inc.†	333,074
12,800	Natus Medical Inc.†	422,272
6,550	Omnicell Inc.†	535,266
44,900	Patterson Cos. Inc.	919,552
10,400	Supernus Pharmaceuticals Inc.†	246,688

		2,625,089

	Machinery — 1.2%
42,300	Mueller Water Products Inc., Cl. A	506,754

	Real Estate — 1.0%
6,000	Equity Commonwealth, REIT	196,980
15,200	Paramount Group Inc., REIT	211,584

		408,564

	Retail — 2.7%
3,550	American Eagle Outfitters Inc.	52,185
38,000	Ethan Allen Interiors Inc.	724,280
14,100	The Hain Celestial Group Inc.†	365,965

		1,142,430

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TETON Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — December 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Semiconductors — 8.4%
2,600	Cabot Microelectronics Corp.	$375,232
24,300	Entegris Inc.	1,217,187
28,100	FormFactor Inc.†	729,757
6,000	MACOM Technology Solutions Holdings Inc.†	159,600
20,600	Marvell Technology Group Ltd.	547,136
15,900	Onto Innovation Inc.†	580,986

		3,609,898

	Specialty Chemicals — 4.1%
41,400	Darling Ingredients Inc.†	1,162,512
29,100	Ferro Corp.†	431,553
4,700	PolyOne Corp.	172,913

		1,766,978

	Transportation — 0.8%
10,600	The Greenbrier Companies Inc.	343,758

	TOTAL COMMON STOCKS	41,777,345

	RIGHTS — 0.0%
	Specialty Chemicals — 0.0%
22,200	A. Schulman Inc., CVR†(a)	11,611

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 2.3%
$ 987,000	U.S. Treasury Bills, 1.496% to 1.682%††, 01/02/20 to 02/04/20	$986,174

	TOTAL INVESTMENTS — 100.0% (Cost $32,991,212)	$42,775,130

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

CVR	Contingent Value Right
REIT	Real Estate Investment Trust

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